Investment Objectives and Goals - NEOS S&P 500(R) Hedged Equity Income ETF	Mar. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NEOS S&P 500® HEDGED EQUITY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NEOS S&P 500® Hedged Equity Income ETF (the “Fund”) seeks high monthly income in a tax efficient manner with a measure of downside protection.